Finacial Liabilities Value (Tables)	6 Months Ended
Jun. 30, 2022
Finacial Liabilities Value [Abstract]
Schedule of financial liabilities value
	June 30, 2022	December 31, 2021

Non-tradable warrants (1)	5	196
Non-tradable warrants of SAFE and Convertible Loan investors (2)	56	1,393
Tradable warrants (3)	357	1,493
Financial liability (4)	21	133
Total	439	3,215

1.	Non-Tradable Warrants

As part of an agreement signed in 2019, the investors of certain convertibles loan received, upon conversion to shares 756,333 Ordinary Shares to investors and promoters, non-tradable warrants to purchase an additional 169,019 Ordinary Shares upon consummation of an IPO on the Nasdaq. The warrants are exercisable into Ordinary Shares of the Company at an exercise price equal to the initial public offering price and are exercisable for three years after the IPO.

The warrants were designated to be measured at fair value through profit or loss.

On July 2021, as part of the IPO, the investors received the specified warrants. As of June 30, 2022, the fair value of the warrants were $5.

2.	Non-tradable warrants, SAFE and Convertible Loan investors

On July 16, 2021, following the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s CLAs and SAFEs according to their terms, the fair value of the shares was classified as equity with total value of $10,041. The non-tradable warrants were designated to be measured at fair value through profit or loss.

The non-tradable warrants fair value as of June 30, 2022 is $56.

3.	Tradable warrants

The Company sold 3,345,455 tradable warrants in the IPO. As of June 30, 2022, 1,705,000 tradable warrants were exercised. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors. The total proceeds received by the Company from this exercise was approximately $9,377. The net proceeds after fees deducting were approximately $8,721.

The tradable warrants were designated to be measured at fair value through profit or loss.

The tradable warrants fair value as of June 30, 2022, is $357.

4.	Financial liability

Financial liability to pay 7% fees on the fundings that will be received from exercises of tradable warrants.